Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances

The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2017, 2016 and 2015:

	2017			2016			2015
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Proved oil and gas properties
Mineral property, wells and related equipment	770,461	—	770,461	621,717	—	621,717	451,900	4,312	456,212
Support equipment and facilities	22,171	—	22,171	18,263	—	18,263	16,920	—	16,920
Drilling and work in progress	40,567	—	40,567	36,966	—	36,966	45,715	—	45,715
Unproved oil and gas properties	6,189	558	6,747	4,788	526	5,314	6,473	451	6,924

Total capitalized costs	839,388	558	839,946	681,734	526	682,260	521,008	4,763	525,771
Accumulated depreciation and valuation allowances	(600,086)	—	(600,086)	(473,814)	—	(473,814)	(327,579)	(3,811)	(331,390)

Net capitalized costs	239,302	558	239,860	207,920	526	208,446	193,429	952	194,381

Costs Incurred for Oil and Gas Producing Activities

The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2017, 2016 and 2015:

	2017			2016			2015
Consolidated costs incurred	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Acquisition of unproved properties	—	—	—	—	—	—	—	—	—
Acquisition of proved properties	154	—	154	2,093	—	2,093	—	—	—
Exploration costs	3,302	149	3,451	2,922	517	3,439	4,029	440	4,469
Development costs	39,039	—	39,039	49,302	25	49,327	44,753	84	44,837

Total costs incurred	42,495	149	42,644	54,317	542	54,859	48,782	524	49,306

Results of Operations from Oil and Gas Producing Activities

Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2017			2016			2015
Consolidated results of operations	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Net sales to unaffiliated parties	521	—	521	18,489	98	18,587	13,812	197	14,009
Net intersegment sales	115,955	—	115,955	95,496	—	95,496	64,191	—	64,191

Total net revenues	116,476	—	116,476	113,985	98	114,083	78,003	197	78,200
Production costs	(69,944)	—	(69,944)	(65,823)	(39)	(65,862)	(43,955)	(89)	(44,044)
Exploration expenses	(2,279)	(168)	(2,447)	(3,140)	(17)	(3,157)	(2,342)	(127)	(2,469)
Depreciation and expense for valuation allowances	(45,277)	—	(45,277)	(38,036)	(90)	(38,126)	(22,861)	(148)	(23,009)
Impairment of Property, plan and equipment	5,032	—	5,032	(34,943)	—	(34,943)	(2,361)	(174)	(2,535)
Other	(2,706)	—	(2,706)	(836)	—	(836)	(401)	(56)	(457)

Pre-tax income (loss) from producing activities	1,302	(168)	1,134	(28,793)	(48)	(28,841)	6,083	(397)	5,686
Income tax expense / benefit	(456)	59	(397)	10,434	16	10,450	(2,114)	79	(2,035)

Results of oil and gas producing activities	846	(109)	737	(18,359)	(32)	(18,391)	3,969	(318)	3,651

Summary of Standardized Measure of Discounted Future Net Cash Flows

The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2017			2016			2015
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Future cash inflows (1)	564,396	—	564,396	669,791	—	669,791	670,085	589	670,674
Future production costs	(349,819)	—	(349,819)	(379,757)	—	(379,757)	(395,119)	(331)	(395,450)
Future development costs	(128,885)	—	(128,885)	(120,862)	—	(120,862)	(116,524)	(10)	(116,534)
Future income tax expenses	(2,324)	—	(2,324)	(29,956)	—	(29,956)	(30,724)	(70)	(30,794)
10% annual discount for estimated timing of cash flows	(16,935)	—	(16,935)	(32,805)	—	(32,805)	(30,075)	(56)	(30,131)

Total standardized measure of discounted future net cash flows	66,433	—	66,433	106,411	—	106,411	97,643	122	97,765

(1)	For the years ended December 31, 2017, 2016 and 2015, future cash inflows are stated net of the effect of withholdings on exports until 2017 in accordance with Law No. 26,732.

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows

The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Beginning of year	106,412	97,765	99,383
Sales and transfers, net of production costs	(53,759)	(52,025)	(52,321)
Net change in sales and transfer prices, net of future production costs	(74,046)	(37,336)	(80,809)
Changes in reserves and production rates (timing)	15,495	4,385	3,748
Net changes for extensions, discoveries and improved recovery	28,489	40,565	30,956
Net change due to purchases and sales of minerals in place	—	3,234	—
Changes in estimated future development and abandonment costs	(32,052)	(19,356)	(28,225)
Development costs incurred during the year that reduced future development costs	22,475	28,689	24,475
Accretion of discount	9,724	10,652	13,646
Net change in income taxes	25,920	8,522	35,409
Others	17,775	21,316	51,503

End of year	66,433	106,411	97,765

Natural Gas Liquids [Member]
Summary of Changes in YPF's Net Proved Reserves

	2017			2016			2015
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels)
Consolidated entities
At January 1,	68	68	—	71	71	—	73	73	—
Developed	53	53	—	56	56	—	53	53	—
Undeveloped	15	15	—	15	15	—	20	20	—
Revisions of previous estimates (1)	4	4	—	5	5	—	9	9	—
Extensions and discoveries	5	5	—	11	11	—	10	10	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	(3)	(3)	—
Production for the year (2)	(19)	(19)	—	(19)	(19)	—	(18)	(18)	—

At December 31, (3)	58	58	—	68	68	—	71	71	—

Developed	47	47	—	53	53	—	56	56	—
Undeveloped	11	11	—	15	15	—	15	15	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2017			2016			2015
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels)
Consolidated and Equity-accounted entities
At January 1,
Developed	53	53	—	56	56	—	53	53	—
Undeveloped	15	15	—	15	15	—	20	20	—

Total	68	68	—	71	71	—	73	73	—

At December 31,
Developed	47	47	—	53	53	—	56	56	—
Undeveloped	11	11	—	15	15	—	15	15	—

Total	58	58	—	68	68	—	71	71	—

*	Not material (less than 1)
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)	Natural gas liquids production for the years 2017, 2016 and 2015 includes an estimated approximately 2, 2 and 2 mmbbl, respectively, in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax. Equity-accounted entities production of natural gas liquids in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, is not material.
(3)	Proved natural gas liquids reserves of consolidated entities as of December 31, 2017, 2016 and 2015 include an estimated approximately 6, 8 and 14 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax. Proved natural gas liquids reserves of equity–accounted entities in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, are not material.

Oil and Condensate [Member]
Summary of Changes in YPF's Net Proved Reserves

The table below sets forth information regarding changes in YPF’s net proved reserves during 2017, 2016 and 2015, by hydrocarbon product.

	2017			2016				2015
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign		Worldwide		Argentina		Other foreign
	(Millions of barrels)
Consolidated entities
At January 1,	525	525	—	608	607	1		601		600		1
Developed	380	380	—	440	439	1		447		446		1
Undeveloped	145	145	—	168	168	—		154		154		—
Revisions of previous estimates (1)	(71)	(72)	—	(75)	(74)	(1)		31		31		(*	)
Extensions and discoveries	19	19	—	45	45	—		44		44		—
Improved recovery	32	33	—	35	35	—		23		23		—
Purchase of minerals in place	—	—	—	2	2	—		—		—		—
Sale of minerals in place	—	—	—	(* )	(* )	—		(*	)	(*	)	—
Production for the year (2)	(83)	(83)	—	(90)	(90)	(*	)	(91)		(91)		(*	)

At December 31, (3)	422	422	—	525	525	—		608		607		1

Developed	286	286	—	380	380	—		440		439		1
Undeveloped	136	136	—	145	145	—		168		168		—
Equity-accounted entities
At January 1,	—	—	—	—	—	—		—		—		—
Developed	—	—	—	—	—	—		—		—		—
Undeveloped	—	—	—	—	—	—		—		—		—
Revisions of previous estimates (1)	—	—	—	—	—	—		—		—		—
Extensions and discoveries	—	—	—	—	—	—		—		—		—
Improved recovery	—	—	—	—	—	—		—		—		—
Purchase of minerals in place	—	—	—	—	—	—		—		—		—
Sale of minerals in place	—	—	—	—	—	—		—		—		—
Production for the year (2)	—	—	—	—	—	—		—		—		—

At December 31, (3)	—	—	—	—	—	—		—		—		—

Developed	—	—	—	—	—	—		—		—		—
Undeveloped	—	—	—	—	—	—		—		—		—

	2017			2016			2015
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels)
Consolidated and Equity-accounted entities
At January 1,
Developed	380	380	—	440	439	1	447	446	1
Undeveloped	145	145	—	168	168	—	154	154	—

Total	525	525	—	608	607	1	601	600	1

At December 31,
Developed	286	286	—	380	380	—	440	439	1
Undeveloped	136	136	—	145	145	—	168	168	—

Total	422	422	—	525	525	—	608	607	1

*	Not material (less than 1)
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)	Crude oil production for the years 2017, 2016 and 2015 includes an estimated approximately 12, 13 and 13 mmbbl, respectively, in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax. Equity-accounted entities production of crude oil in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, is not material.
(3)	Proved crude oil reserves of consolidated entities as of December 31, 2017, 2016 and 2015 include an estimated approximately 61, 76 and 88 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax. Proved crude oil reserves of equity–accounted entities in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, are not material.

Natural gas [Member]
Summary of Changes in YPF's Net Proved Reserves
	2017			2016				2015
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign		Worldwide	Argentina	Other foreign
	(Billions of standard cubic feet)
Consolidated entities
At January 1,	2,923	2,923	—	3,072	3,067	5		3,016	3,011	5
Developed	2,143	2,143	—	2,210	2,205	5		2,267	2,262	5
Undeveloped	780	780	—	862	862	—		749	749	—
Revisions of previous estimates (1)	(161)	(161)	—	(110)	(105)	(5)		174	174	(*	)
Extensions and discoveries	313	313	—	371	371	—		520	520	—
Improved recovery	—	—	—	1	1	—		1	1	—
Purchase of minerals in place	12	12	—	165	165	—		—	—	—
Sale of minerals in place	—	—	—	(* )	(* )	—		(70)	(70)	—
Production for the year (2)	(567)	(567)	—	(576)	(576)	(*	)	(569)	(569)	(*	)

At December 31, (3) (4)	2,520	2,520	—	2,923	2,923	—		3,072	3,067	5

Developed	1,850	1,850	—	2,143	2,143	—		2,210	2,205	5
Undeveloped	670	670	—	780	780	—		862	862	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—		—	—	—
Developed	—	—	—	—	—	—		—	—	—
Undeveloped	—	—	—	—	—	—		—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—		—	—	—
Extensions and discoveries	—	—	—	—	—	—		—	—	—
Improved recovery	—	—	—	—	—	—		—	—	—
Purchase of minerals in place	—	—	—	—	—	—		—	—	—
Sale of minerals in place	—	—	—	—	—	—		—	—	—
Production for the year (2)	—	—	—	—	—	—		—	—	—

At December 31, (3)	—	—	—	—	—	—		—	—	—

Developed	—	—	—	—	—	—		—	—	—
Undeveloped	—	—	—	—	—	—		—	—	—

	2017			2016			2015
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Billions of standard cubic feet)
Consolidated and Equity-accounted entities
At January 1,
Developed	2,143	2,143	—	2,210	2,205	5	2,267	2,262	5
Undeveloped	780	780	—	862	862	—	749	749	—

Total	2,923	2,923	—	3,072	3,067	5	3,016	3,011	5

At December 31,
Developed	1,850	1,850	—	2,143	2,143	—	2,210	2,205	5
Undeveloped	670	670	—	780	780	—	862	862	—

Total	2,520	2,520	—	2,923	2,923	—	3,072	3,067	5

*	Not material (less than 1)
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of natural gas reserves is considered prospectively in the calculation of depreciation.
(2)	Natural gas production for the years 2017, 2016 and 2015 includes an estimated approximately 64, 60 and 58 bcf, respectively, in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax. Equity-accounted entities production of natural gas in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, is not material.
(3)	Proved natural gas reserves of consolidated entities as of December 31, 2017, 2016 and 2015 include an estimated approximately 289, 337 and 329 bcf, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax. Proved natural gas reserves of equity-accounted entities in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, are not material.
(4)	Proved natural gas reserves of consolidated entities and equity-accounted entities as of December 31, 2017, 2016 and 2015 include an estimated approximately 364, 467 and 635 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Summary of Changes in YPF's Net Proved Reserves

	2017			2016			2015
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels of oil equivalent)
Consolidated entities
At January 1,	1,113	1,113	—	1,226	1,224	2	1,212	1,210	2
Developed	815	815	—	889	887	2	905	903	2
Undeveloped	298	298	—	337	337	—	307	307	—
Revisions of previous estimates (2)	(96)	(96)	—	(89)	(87)	(2)	71	70	1
Extensions and discoveries	80	80	—	122	122	—	147	147	—
Improved recovery	32	32	—	35	35	—	23	23	—
Purchase of minerals in place	2	2	—	31	31	—	—	—	—
Sale of minerals in place	—	—	—	(1)	(1)	—	(16)	(16)	—
Production for the year (3)	(202)	(202)	—	(211)	(211)	—	(211)	(210)	(1)

At December 31, (4)	929	929	—	1,113	1,113	—	1,226	1,224	2

Developed	663	663	—	815	815	—	889	887	2
Undeveloped	266	266	—	298	298	—	337	337	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (2)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (3)	—	—	—	—	—	—	—	—	—

At December 31, (4)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2017			2016			2015
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels of oil equivalent)
Consolidated and Equity-accounted entities
At January 1,
Developed	815	815	—	889	887	2	905	903	2
Undeveloped	298	298	—	337	337	—	307	307	—

Total	1,113	1,113	—	1,226	1,224	2	1,212	1,210	2

At December 31,
Developed	663	663	—	815	815	—	889	887	2
Undeveloped	266	266	—	298	298	—	337	337	—

Total	929	929	—	1,113	1,113	—	1,226	1,224	2

*	Not material (less than 1)
(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)	Revisions in estimates of reserves are performed at least once a year. Revision of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.
(3)	Barrel of oil equivalent production of consolidated entities for the years 2017, 2016 and 2015 includes an estimated approximately 25, 27 and 26 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax. Barrel of oil equivalent production of equity-accounted entities in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, are not material.
(4)	Proved oil equivalent reserves of consolidated entities as of December 31, 2017, 2016 and 2015 include an estimated approximately 119, 144 and 176 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax. Proved oil equivalent reserves of equity-accounted entities in respect of royalty payments which are a financial obligation, or are substantially equivalent to a production or similar tax, are not material.